Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Right-of-Use Asset and Lease Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use asset:
Right-of-use asset, Beginning balance	R$ 1,791	R$ 1,435
Additions	1,343	1,247
Amortization	(857)	(891)
Disposals	(282)
Right-of-use asset, Ending balance	1,995	1,791
Lease liabilities:
Lease liabilities, Beginning balance	1,891	1,519
Interest accrued	303	227
Disposals	(297)
Cancellations	(32)
Additions	1,322	1,242
Consideration paid	(1,052)	(1,101)
Remeasurement	22	4
Lease liabilities, Ending balance	R$ 2,157	R$ 1,891